Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 4,423,107	₩ 4,346,481
Liabilities	6,166,765	6,389,276
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	592,381	657,690
Liabilities	180,816	509,437
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	79,664	97,722
Liabilities	253,542	389,625
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	481,455	259,949
Liabilities	₩ 319,046	₩ 142,868